ACQUISITIONS AND DISPOSALS (Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations) (Details) - CNY (¥) ¥ in Thousands	Jul. 24, 2015	Dec. 18, 2014
CAH and WHT [Member]
Major line items constituting pretax profit of discontinued operations:
Current assets		¥ 122,280
Property, plant and equipment, net		620,883
Goodwill		292,885
Acquired intangible assets, net		28,929
Prepaid land lease payments		85,061
Indemnification assets, non-current portion		59,518
Loan to a non-controlling shareholder		72,609
Other non-current assets		40,651
Current liabilities		(483,969)
Non-current liabilities		(175,041)
Non-controlling interests		(304,370)
Net assets disposed		¥ 359,436
JWYK [Member]
Major line items constituting pretax profit of discontinued operations:
Current assets	¥ 5,335
Property, plant and equipment, net	2,470
Current liabilities	(2,026)
Net assets disposed	¥ 5,779